Advance to suppliers (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Nov. 30, 2014 CNY	Dec. 31, 2013 CNY
Advance to suppliers	$ 1,211	7,512	4,657	6,977
Advance to suppliers - long term, net	$ 116	722		2,134